SUBSEQUENT EVENTS - Furnas Debenture - Second Series (Details) - BRL (R$) R$ in Thousands	Feb. 20, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Total debentures		R$ 5,959,279	R$ 468,228	R$ 470,779
Furnas Debenture - Second Series
Disclosure of non-adjusting events after reporting period [line items]
Total debentures	R$ 800,000
Interest (as a percent)	4.08%